UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: April 30

Date of reporting period: October 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

SEMI-ANNUAL

REPORT

OCTOBER 31, 2005

Smith Barney

Multiple Discipline Funds

All Cap and International Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney

Multiple Discipline Funds

All Cap and International Fund

Semi-Annual Report  •  October 31, 2005

What’s

Inside

Fund Objective

The Fund seeks long-term growth of capital and income.

Under a licensing agreement between Citigroup and Legg Mason, the names of funds, the names of any classes of shares of funds, and the names of investment advisers of funds, as well as logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Smith Barney,” “Salomon Brothers,” “Citi,” “Citigroup Asset Management,” and “Davis Skaggs Investment Management”. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was surprisingly resilient during the reporting period. While surging oil prices, rising interest rates, and the impact of Hurricanes Katrina and Rita threatened to derail economic expansion, growth remained solid throughout the period. After a 3.3% advance in the second quarter of 2005, third quarter gross domestic product (“GDP”)i growth grew to 4.3%, marking the tenth consecutive quarter in which GDP growth grew 3.0% or more.

As expected, the Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through April 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the reporting period. The Fed again raised rates in early November, after the Fund’s reporting period had ended. All told, the Fed’s twelve rate hikes have brought the target for the federal funds rate from 1.00% to 4.00%. This represents the longest sustained Fed tightening cycle since 1976-1979.

During the six-month period covered by this report, the U.S. stock market, overall, generated positive results, with the S&P 500 Indexiv returning 5.27%. We think encouraging economic news, relatively benign core inflation, and strong corporate profits supported the market during much of the period.

Looking at the reporting period as a whole, small- and mid-cap stocks generated superior returns, with the Russell 2000,v Russell Midcap,vi and Russell 1000vii Indexes returning 12.25%, 10.56%, and 6.18%, respectively. From an investment style perspective, growth-oriented stocks outperformed their value counterparts, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.04% and 5.35%, respectively.

Smith Barney Multiple Discipline Funds — All Cap and International Fund         1

Performance Review

For the six months ended October 31, 2005, Class A shares of the Smith Barney Multiple Discipline Funds — All Cap and International Fund, excluding sales charges, returned 3.98%. These shares underperformed the Fund’s unmanaged benchmarks, the Russell 3000 Index,x the Russell 3000 Growth Index and the MSCI EAFE Index,xi which returned 6.67%, 8.04% and 8.63%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 increased 7.18% over the same time frame.

Fund Performance as of October 31, 2005 (excluding sales charges) (unaudited)

6 months

MDF-All Cap and International Fund — Class A Shares	3.98%

Russell 3000 Index	6.67%

Russell 3000 Growth Index	8.04%

MSCI EAFE Index	8.63%

Lipper Multi-Cap Core Funds Category Average	7.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.
Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the performance would have been lower.
All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 3.53% and Class C shares returned 3.63% over the six months ended October 31, 2005.

Special Shareholder Notice

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended October 31, 2005, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 883 funds in the Fund’s Lipper category, and excluding sales charges.

2         Smith Barney Multiple Discipline Funds — All Cap and International Fund

owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract and sub-advisory contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager and a new sub-advisory contract, which became effective on December 1, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Smith Barney Multiple Discipline Funds — All Cap and International Fund         3

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 1, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuation. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.

xi	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

4         Smith Barney Multiple Discipline Funds — All Cap and International Fund

Fund at a Glance (unaudited)

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         5

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2005 and held for the six months ended October 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	3.98%	$1,000.00	$1,039.80	1.40%	$7.20

Class B	3.53	1,000.00	1,035.30	2.15	11.03

Class C	3.63	1,000.00	1,036.30	2.15	11.04

(1)	For the six months ended October 31, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.15	1.40%	$7.12

Class B	5.00	1,000.00	1,014.37	2.15	10.92

Class C	5.00	1,000.00	1,014.37	2.15	10.92

(1)	For the six months ended October 31, 2005.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         7

Schedule of Investments (October 31, 2005) (unaudited)

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP AND INTERNATIONAL FUND

Shares	Security	Value
COMMON STOCKS — 93.9%
CONSUMER DISCRETIONARY — 17.1%
Auto Components — 0.4%
4,000	Lear Corp.	$121,840

Automobiles — 0.5%
5,160	Honda Motor Co., Ltd., Sponsored ADR	143,500

Hotels, Restaurants & Leisure — 1.2%
28,640	Compass Group PLC, ADR	96,331
6,775	Expedia Inc.*	127,302
4,170	McDonald's Corp.	131,772

	Total Hotels, Restaurants & Leisure	355,405

Household Durables — 0.6%
1,815	Electrolux AB, Sponsored ADR	84,488
3,170	Koninklijke Philips Electronics NV, New York Registered Shares	82,927

	Total Household Durables	167,415

Internet & Catalog Retail — 1.0%
3,470	Amazon.com Inc.*	138,384
5,585	IAC/InterActiveCorp.*	142,976

	Total Internet & Catalog Retail	281,360

Leisure Equipment & Products — 0.9%
8,520	Hasbro Inc.	160,517
6,870	Mattel Inc.	101,332

	Total Leisure Equipment & Products	261,849

Media — 9.9%
8,520	Cablevision Systems Corp., New York Group, Class A Shares*	211,296
1,755	Clear Channel Communications Inc.	53,387
19,350	Comcast Corp., Special Class A Shares*	530,383
3,221	Discovery Holding Co., Class A Shares*	45,384
16,540	Interpublic Group of Cos. Inc.*	170,858
2,000	Liberty Global Inc., Series C Shares*	47,440
35,060	Liberty Media Corp., Class A Shares*	279,428
10,510	News Corp., Class B Shares	158,281
9,650	Pearson PLC, Sponsored ADR	108,466
3,430	Reed Elsevier PLC, Sponsored ADR	125,092
3,965	Reuters Group PLC, Sponsored ADR	150,749
24,850	Time Warner Inc.	443,076
3,420	Vivendi Universal SA, Sponsored ADR	107,456
18,610	Walt Disney Co.	453,526

	Total Media	2,884,822

Specialty Retail — 2.6%
3,740	Bed Bath & Beyond Inc.*	151,545
11,730	Home Depot Inc.	481,399
17,810	Kingfisher PLC, Sponsored ADR	134,911

	Total Specialty Retail	767,855

	TOTAL CONSUMER DISCRETIONARY	4,984,046

See Notes to Financial Statements.

8         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Schedule of Investments (October 31, 2005) (unaudited) (continued)

Shares	Security	Value
CONSUMER STAPLES — 6.9%
Beverages — 2.0%
7,210	Coca-Cola Co.	$308,444
900	Molson Coors Brewing Co., Class B Shares	55,530
3,640	PepsiCo Inc.	215,051

	Total Beverages	579,025

Food & Staples Retailing — 1.3%
1,595	Carrefour SA (a)	69,781
4,770	Safeway Inc.	110,950
4,300	Wal-Mart Stores Inc.	203,433

	Total Food & Staples Retailing	384,164

Food Products — 2.0%
4,700	Kraft Foods Inc., Class A Shares	133,010
2,840	Tate & Lyle PLC, Sponsored ADR	92,726
3,810	Unilever PLC, Sponsored ADR	154,686
2,960	Wm. Wrigley Jr. Co.	205,720

	Total Food Products	586,142

Household Products — 1.1%
6,000	Procter & Gamble Co.	335,940

Tobacco — 0.5%
3,025	British American Tobacco PLC, Sponsored ADR	133,312

	TOTAL CONSUMER STAPLES	2,018,583

ENERGY — 7.7%
Energy Equipment & Services — 1.4%
2,020	Baker Hughes Inc.	111,019
2,670	GlobalSantaFe Corp.	118,949
3,040	Weatherford International Ltd.*	190,304

	Total Energy Equipment & Services	420,272

Oil, Gas & Consumable Fuels — 6.3%
3,240	Anadarko Petroleum Corp.	293,900
2,170	BP PLC, Sponsored ADR	144,088
2,850	Chevron Corp.	162,649
6,750	Exxon Mobil Corp.	378,945
2,150	Frontline Ltd.	85,377
2,910	Murphy Oil Corp.	136,334
2,690	PetroChina Co., Ltd., ADR	206,404
2,379	Royal Dutch Shell PLC, ADR, Class B Shares	155,610
760	Total SA, Sponsored ADR	95,775
7,000	Williams Cos. Inc.	156,100

	Total Oil, Gas & Consumable Fuels	1,815,182

	TOTAL ENERGY	2,235,454

See Notes to Financial Statements.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         9

Schedule of Investments (October 31, 2005) (unaudited) (continued)

Shares	Security	Value
FINANCIALS — 13.1%
Capital Markets — 3.1%
1,000	Goldman Sachs Group Inc.	$126,370
2,320	Lehman Brothers Holdings Inc.	277,634
7,565	Merrill Lynch & Co. Inc.	489,758

	Total Capital Markets	893,762

Commercial Banks — 1.2%
4,170	ABN AMRO Holding NV, Sponsored ADR	98,996
645	Allied Irish Banks PLC, Sponsored ADR	27,129
3,055	BNP Paribas SA, ADR	116,090
2,630	Credit Suisse Group, Sponsored ADR	116,535

	Total Commercial Banks	358,750

Consumer Finance — 1.3%
4,470	American Express Co.	222,472
6,340	MBNA Corp.	162,114

	Total Consumer Finance	384,586

Diversified Financial Services — 1.8%
1,350	Ameriprise Financial Inc.*	50,247
4,000	ING Groep NV, Sponsored ADR	115,440
6,880	JPMorgan Chase & Co.	251,946
5,850	Zurich Financial Services AG, ADR*	99,596

	Total Diversified Financial Services	517,229

Insurance — 3.6%
1,660	Ambac Financial Group Inc.	117,677
6,930	American International Group Inc.	449,064
4,080	AXA, Sponsored ADR	118,157
2,580	Chubb Corp.	239,863
2,250	Manulife Financial Corp.	117,472

	Total Insurance	1,042,233

Real Estate — 0.5%
31,370	Henderson Land Development Co., Ltd., Sponsored ADR	139,807

Thrifts & Mortgage Finance — 1.6%
3,640	MGIC Investment Corp.	215,633
6,500	PMI Group Inc.	259,220

	Total Thrifts & Mortgage Finance	474,853

	TOTAL FINANCIALS	3,811,220

HEALTH CARE — 15.4%
Biotechnology — 6.2%
5,065	Amgen Inc.*	383,724
11,170	Biogen Idec Inc.*	453,837
5,500	Chiron Corp.*	242,770
2,480	Genentech Inc.*	224,688
2,860	Genzyme Corp.*	206,778

See Notes to Financial Statements.

10         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Schedule of Investments (October 31, 2005) (unaudited) (continued)

Shares	Security	Value
Biotechnology — 6.2% (continued)
4,300	ImClone Systems Inc.*	$149,210
15,150	Millennium Pharmaceuticals Inc.*	138,168

	Total Biotechnology	1,799,175

Health Care Providers & Services — 1.2%
6,090	UnitedHealth Group Inc.	352,550

Pharmaceuticals — 8.0%
5,570	Abbott Laboratories	239,789
2,500	Eli Lilly & Co.	124,475
6,410	Forest Laboratories Inc.*	243,003
3,330	GlaxoSmithKline PLC, Sponsored ADR	173,127
8,120	Johnson & Johnson	508,475
2,195	Novartis AG, Sponsored ADR	118,135
22,580	Pfizer Inc.	490,889
4,520	Sanofi-Aventis, ADR	181,342
5,240	Wyeth	233,494

	Total Pharmaceuticals	2,312,729

	TOTAL HEALTH CARE	4,464,454

INDUSTRIALS — 9.1%
Aerospace & Defense — 2.9%
5,710	BAE Systems PLC, Sponsored ADR	133,329
2,000	Boeing Co.	129,280
5,950	Honeywell International Inc.	203,490
2,280	L-3 Communications Holdings Inc.	177,430
5,410	Raytheon Co.	199,899

	Total Aerospace & Defense	843,428

Air Freight & Logistics — 0.5%
5,945	TNT NV, ADR	140,302

Airlines — 0.6%
11,010	Southwest Airlines Co.	176,270

Electrical Equipment — 0.8%
3,310	Emerson Electric Co.	230,210

Industrial Conglomerates — 2.8%
7,990	General Electric Co.	270,941
2,670	HBOS PLC, Sponsored ADR	118,330
15,740	Tyco International Ltd.	415,379

	Total Industrial Conglomerates	804,650

Machinery — 1.1%
3,440	Caterpillar Inc.	180,909
5,010	Pall Corp.	131,062

	Total Machinery	311,971

Transportation Infrastructure — 0.4%
12,460	BAA PLC, Sponsored ADR	135,502

	TOTAL INDUSTRIALS	2,642,333

See Notes to Financial Statements.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         11

Schedule of Investments (October 31, 2005) (unaudited) (continued)

Shares	Security	Value
INFORMATION TECHNOLOGY — 14.3%
Communications Equipment — 2.5%
24,290	Cisco Systems Inc.*	$423,860
17,150	Lucent Technologies Inc.*	48,878
8,100	Motorola Inc.	179,496
4,990	Nokia Oyj, Sponsored ADR	83,932

	Total Communications Equipment	736,166

Computers & Peripherals — 2.0%
7,325	Dell Inc.*	233,521
1,525	International Business Machines Corp.	124,867
3,830	SanDisk Corp.*	225,549

	Total Computers & Peripherals	583,937

Electronic Equipment & Instruments — 0.5%
4,880	Agilent Technologies Inc.*	156,209

Internet Software & Services — 0.6%
4,500	Yahoo! Inc.*	166,365

Office Electronics — 0.4%
2,150	Canon Inc., Sponsored ADR	114,100

Semiconductors & Semiconductor Equipment — 5.3%
6,810	Applied Materials Inc.	111,548
3,950	Cree Inc.*	94,958
15,060	Intel Corp.	353,910
15,060	Micron Technology Inc.*	195,629
2,500	Novellus Systems Inc.*	54,650
20,586	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	166,335
19,190	Texas Instruments Inc.	547,875

	Total Semiconductors & Semiconductor Equipment	1,524,905

Software — 3.0%
3,210	Advent Software Inc.*	98,611
2,170	Autodesk Inc.	97,932
2,550	Electronic Arts Inc.*	145,044
20,510	Microsoft Corp.	527,107

	Total Software	868,694

	TOTAL INFORMATION TECHNOLOGY	4,150,376

MATERIALS — 4.7%
Chemicals — 1.9%
2,920	Dow Chemical Co.	133,911
4,340	E.I. du Pont de Nemours & Co.	180,935
5,500	Engelhard Corp.	149,600
4,735	Syngenta AG, ADR*	101,755

	Total Chemicals	566,201

Construction Materials — 0.4%
4,710	CRH PLC, Sponsored ADR	118,692

See Notes to Financial Statements.

12         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Schedule of Investments (October 31, 2005) (unaudited) (continued)

Shares	Security	Value
Containers & Packaging — 0.2%
5,500	Smurfit-Stone Container Corp.*	$58,080

Metals & Mining — 1.4%
9,655	Alcoa Inc.	234,520
5,190	Alumina Ltd, Sponsored ADR	89,808
1,580	POSCO, ADR	81,038

	Total Metals & Mining	405,366

Paper & Forest Products — 0.8%
3,615	Weyerhaeuser Co.	228,974

	TOTAL MATERIALS	1,377,313

TELECOMMUNICATION SERVICES — 4.8%
Diversified Telecommunication Services — 3.4%
2,190	BT Group PLC, Sponsored ADR	82,804
4,110	France Telecom SA, Sponsored ADR	106,819
5,340	KT Corp., Sponsored ADR	115,077
8,460	Portugal Telecom SGPS, SA, Sponsored ADR	76,225
6,920	SBC Communications Inc.	165,042
2,600	Telecom Corp. of New Zealand, Sponsored ADR	85,202
1,901	Telefonica SA, Sponsored ADR	91,153
2,820	Telenor ADS, ADR	83,303
5,450	Verizon Communications Inc.	171,729

	Total Diversified Telecommunication Services	977,354

Wireless Telecommunication Services — 1.4%
4,960	SK Telecom Co., Ltd., Sponsored ADR	100,242
11,940	Vodafone Group PLC, Sponsored ADR	313,544

	Total Wireless Telecommunication Services	413,786

	TOTAL TELECOMMUNICATION SERVICES	1,391,140

UTILITIES — 0.8%
Electric Utilities — 0.1%
500	E.ON AG, Sponsored ADR	15,105

Gas Utilities — 0.3%
2,250	Centrica PLC, Sponsored ADR	95,096

Multi-Utilities — 0.4%
4,125	Suez SA, ADR	112,118

	TOTAL UTILITIES	222,319

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $26,926,734)	27,297,238

See Notes to Financial Statements.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         13

Schedule of Investments (October 31, 2005) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 5.1%
Repurchase Agreement — 5.1%
$1,467,000	Interest in $689,187,000 joint tri-party repurchase agreement dated 10/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.000% due 11/1/05; Proceeds at maturity — $1,467,163; (Fully collateralized by U.S. Treasury obligations, 0.000% to 3.750% due 11/3/05 to 5/15/08; Market value — $1,496,343) (Cost — $1,467,000)	$1,467,000

	TOTAL INVESTMENTS — 99.0% (Cost — $28,393,734#)	28,764,238
	Other Assets in Excess of Liabilities — 1.0%	291,776

	TOTAL NET ASSETS — 100.0%	$29,056,014

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

Summary of Investments by Country** (unaudited)
United States	77.8%
United Kingdom	8.2
France	2.9
Netherlands	1.5
Switzerland	1.5
South Korea	1.0
Bermuda	1.0
Japan	0.9
China	0.7
Taiwan	0.6
Ireland	0.5
Hong Kong	0.5
Cayman Islands	0.4
Canada	0.4
Spain	0.3
Australia	0.3
New Zealand	0.3
Sweden	0.3
Finland	0.3
Norway	0.3
Portugal	0.3
Germany	0.0 †

100.0%

**	As a percent of total investments. Please note that Fund holdings are as of October 31, 2005 and are subject to change.
†	Amount represents less than 0.1%.

See Notes to Financial Statements.

14         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Statement of Assets and Liabilities (October 31, 2005) (unaudited)

ASSETS:
Investments, at value (Cost — $28,393,734)	$28,764,238
Cash	1,586
Receivable for Fund shares sold	298,968
Receivable from manager	32,696
Dividends and interest receivable	20,379
Prepaid expenses	10,787

Total Assets	29,128,654

LIABILITIES:
Distribution fees payable	5,631
Transfer agent fees payable	4,728
Directors’ fees payable	4,330
Accrued expenses	57,951

Total Liabilities	72,640

Total Net Assets	$29,056,014

NET ASSETS:
Par value (Note 5)	$2,474
Paid-in capital in excess of par value	28,650,173
Accumulated net investment loss	(4,506)
Accumulated net realized gain on investments and foreign currency transactions	37,369
Net unrealized appreciation on investments	370,504

Total Net Assets	$29,056,014

Shares Outstanding:
Class A	1,111,395

Class B	309,985

Class C	1,053,060

Net Asset Value:
Class A (and redemption price)	$11.77

Class B *	$11.72

Class C *	$11.72

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$12.39

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         15

Statement of Operations (For the six months ended October 31, 2005) (unaudited)

INVESTMENT INCOME:
Dividends	$136,906
Interest	54,656
Less: Foreign taxes withheld	(4,469)

Total Investment Income	187,093

EXPENSES:
Management fee (Note 2)	81,268
Distribution fees (Notes 2 and 4)	71,227
Custody fees	52,772
Registration fees	50,786
Shareholder reports (Note 4)	47,521
Audit and tax	16,279
Legal fees	11,235
Directors’ fees	9,573
Transfer agent fees (Notes 2 and 4)	8,836
Insurance	1,526
Miscellaneous expenses	2,733

Total Expenses	353,756
Less: Management fee waiver and expense reimbursement (Note 2)	(158,406)

Net Expenses	195,350

Net Investment Loss	(8,257)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investments	37,585
Foreign currency transactions	8

Net Realized Gain	37,593

Change in Net Unrealized Appreciation/Depreciation From Investments	389,980

Net Gain on Investments and Foreign Currency Transactions	427,573

Increase in Net Assets From Operations	$419,316

See Notes to Financial Statements.

16         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended October 31, 2005 (unaudited) and the period ended April 30, 2005†

	October 31	April 30
OPERATIONS:
Net investment income (loss)	$(8,257)	$2,640
Net realized gain (loss)	37,593	(224)
Change in net unrealized appreciation/depreciation	389,980	(19,476)

Increase (Decrease) in Net Assets From Operations	419,316	(17,060)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	21,759,900	8,001,385
Cost of shares repurchased	(1,032,001)	(75,526)

Increase in Net Assets From Fund Share Transactions	20,727,899	7,925,859

Increase in Net Assets	21,147,215	7,908,799
NET ASSETS:
Beginning of period	7,908,799	—

End of period*	$29,056,014	$7,908,799

* Includes accumulated net investment loss and undistributed net investment income, respectively, of:	$(4,506)	$3,751

†	For the period April 1, 2005 (commencement of operations) to April 30, 2005.

See Notes to Financial Statements.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         17

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares(1)	2005(2)	2005(3)
Net Asset Value, Beginning of Period	$11.32	$11.40

Income (Loss) From Operations:
Net investment income	0.02	0.02
Net realized and unrealized gain (loss)	0.43	(0.10)

Total Income (Loss) From Operations	0.45	(0.08)

Net Asset Value, End of Period	$11.77	$11.32

Total Return(4)	3.98%	(0.70)%

Net Assets, End of Period (000s)	$13,081	$2,429

Ratios to Average Net Assets:
Gross expenses(5)	2.79%	23.42%
Net expenses(5)(6)(7)	1.40	1.40
Net investment income(5)	0.31	2.27

Portfolio Turnover Rate	7%	0	%(8)

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended October 31, 2005 (unaudited).
(3)	For the period April 1, 2005 (inception date) to April 30, 2005.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived its fees and reimbursed expenses.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares of the Fund will not exceed 1.40%.
(8)	Amount represents less than 1%.

See Notes to Financial Statements.

18         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class B Shares(1)	2005(2)	2005(3)
Net Asset Value, Beginning of Period	$11.32	$11.40

Income (Loss) From Operations:
Net investment income (loss)	(0.03)	0.01
Net realized and unrealized gain (loss)	0.43	(0.09)

Total Income (Loss) From Operations	0.40	(0.08)

Net Asset Value, End of Period	$11.72	$11.32

Total Return(4)	3.53%	(0.70)%

Net Assets, End of Period (000s)	$3,634	$718

Ratios to Average Net Assets:
Gross expenses(5)	4.05%	24.17%
Net expenses(5)(6)(7)	2.15	2.15
Net investment income (loss)(5)	(0.45)	0.94

Portfolio Turnover Rate	7%	0	%(8)

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended October 31, 2005 (unaudited).
(3)	For the period April 1, 2005 (inception date) to April 30, 2005.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived its fees and reimbursed expenses.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares of the Fund will not exceed 2.15%.
(8)	Amount represents less than 1%.

See Notes to Financial Statements.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         19

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class C Shares(1)	2005(2)	2005(3)
Net Asset Value, Beginning of Period	$11.31	$11.40

Income (Loss) From Operations:
Net investment income (loss)	(0.02)	0.01
Net realized and unrealized gain (loss)	0.43	(0.10)

Total Income (Loss) From Operations	0.41	(0.09)

Net Asset Value, End of Period	$11.72	$11.31

Total Return(4)	3.63%	(0.79)%

Net Assets, End of Period (000s)	$12,341	$4,464

Ratios to Average Net Assets:
Gross expenses(5)	3.55%	24.16%
Net expenses(5)(6)(7)	2.15	2.15
Net investment income (loss)(5)	(0.40)	1.43

Portfolio Turnover Rate	7%	0	%(8)

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended October 31, 2005 (unaudited).
(3)	For the period April 1, 2005 (inception date) to April 30, 2005.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager voluntarily waived its fees and reimbursed expenses.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares of the Fund will not exceed 2.15%.
(8)	Amount represents less than 1%.

See Notes to Financial Statements.

20         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — All Cap and International Fund (the “Fund”) is a separate diversified series of the Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

22         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of the Fund’s average daily net assets, according to the following schedule:

Average Daily Net Assets	Rate of Management Fee Paid by the Fund to SBFM
First $1 billion	0.750%
Next $1 billion	0.725%
Next $3 billion	0.700%
Next $5 billion	0.675%
Over $10 billion	0.650%

This fee is calculated daily and paid monthly.

Causeway Capital Management LLC (“Causeway”) serves as the sub-adviser and segment manager for the International segment of the Fund. Causeway receives a fee from the man- ager, not the Fund, for its services, computed daily and paid monthly on the Fund’s average daily net assets allocated to the International segment, according to the following schedule:

Average Daily Net Assets	Rate of Sub-Advisory Fee Paid by SBFM to Causeway
First $1 billion	0.400%
Next $1 billion	0.375%
Next $3 billion	0.350%
Next $5 billion	0.325%
Over $10 billion	0.300%

Effective April 1, 2005 (commencement of operations), SBFM implemented voluntary expense limitations for the Fund’s Class A, B and C shares of 1.40%, 2.15% and 2.15%, respectively. These expense limitations can be terminated at any time by SBFM. During the six months ended October 31, 2005, SBFM voluntarily waived its management fee of $81,268 and reimbursed other expenses of $77,138.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended October 31, 2005, the Fund paid transfer agent fees of $3,672 to CTB.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2005, CGM and its affiliates received sales charges of approximately $244,000 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class B	Class C
CDSCs	$3,000	$1,000

Certain officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended October 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$26,388,438

Sales	1,170,261

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,301,642
Gross unrealized depreciation	(931,138)

Net unrealized appreciation	$370,504

4. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended October 31, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Distribution Fees	$12,047	$13,131	$46,049

24         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class Y†
Transfer Agent Fees	$3,159	$1,371	$4,059	$247

For the six months ended October 31, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class Y†
Shareholder Reports Expenses	$17,734	$10,596	$18,446	$745

†	On August 24, 2005, Class Y shares were liquidated.

5.	Capital Shares

At October 31, 2005, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2005		Period Ended April 30, 2005*
	Shares	Amount	Shares	Amount
Class A
Shares sold	922,337	$10,764,717	220,886	$2,505,246
Shares repurchased	(25,494)	(297,163)	(6,334)	(72,656)

Net Increase	896,843	$10,467,554	214,552	$2,432,590

Class B
Shares sold	264,137	$3,085,615	63,652	$724,624
Shares repurchased	(17,552)	(209,544)	(252)	(2,870)

Net Increase	246,585	$2,876,071	63,400	$721,754

Class C
Shares sold	676,445	$7,909,568	394,551	$4,471,515
Shares repurchased	(17,936)	(212,399)	—	—

Net Increase	658,509	$7,697,169	394,551	$4,471,515

Class Y†
Shares sold	—	$—	26,316	$300,000
Shares repurchased	(26,316)	(312,895)	—	—

Net Increase (Decrease)	(26,316)	$(312,895)	26,316	$300,000

*	For the period April 1, 2005 (commencement of operations) to April 30, 2005.
†	On August 24, 2005, Class Y shares were liquidated.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

6.	Capital Loss Carryforward

As of April 30, 2005, the Fund had, for federal income tax purposes, a net capital loss carryforward of $224, which expires in 2013. This amount will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive

26         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason, Inc. (“Legg Mason”).

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the funds or the ability of SBFM and its affiliates to continue to render services to the funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9.	Other Matters

The Fund has received information concerning SBFM as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

10.	Subsequent Events

On December 1, 2005, Citigroup completed the sale of substantially all of its asset management business, CAM, to Legg Mason, Inc. (“Legg Mason”). As a result, SBFM, previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract and sub-advisory contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and SBFM and a new sub-advisory contract, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

The Fund’s Board has appointed the Fund’s current distributor, CGM, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of

28         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved amended and restated Rule 12b-1 Plans. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

Effective December 1, 2005, with respect to those Fund share classes subject to a Rule 12b-1 Plan, the Fund pays service and distribution fees to each of LMIS and CGM for the services they provide and expenses they bear under the Distribution Agreements. The expenses intended to be covered by the distribution fees include those of each co-distributor. The co-distributors will provide the Fund’s Board with periodic reports of amounts expended under the Fund’s Rule 12b-1 Plans and the purposes for which such expenditures were made.

Effective December 1, 2005, CGM will no longer be an affiliated person of the Fund under the 1940 Act. As a result, the Fund will be permitted to execute transactions with CGM or an affiliate of CGM as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons. Similarly, the Fund generally will be permitted to purchase securities in underwritings in which CGM or an affiliate of CGM is a member without the restrictions imposed by certain rules of the SEC. SBFM’s use of CGM or affiliates of CGM as agent in portfolio transactions with the Fund will be governed by the Fund’s policy of seeking the best overall terms available.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund. The principal business office of PFPC is located at P.O. Box 9699, Providence, RI 02940-9699.

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         29

Board Approval of Management and Sub-Advisory Agreements (unaudited)

On June 23, 2005, Citigroup Inc. entered into a definitive agreement (the “Transaction Agreement”) with Legg Mason, Inc. under which Citigroup agreed to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The Transaction closed on December 1, 2005.

The consummation of the Transaction resulted in the automatic termination of the Fund’s current management agreement and sub-advisory agreement in accordance with the 1940 Act. Prior to the closing of the Transaction, the Fund’s Board approved a new management agreement between the Fund and the Manager (the “New Management Agreement”) and a new sub-advisory agreement between the Manager and Causeway Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”) (the “New Sub-Advisory Agreement”) and authorized the Fund’s officers to submit the New Management Agreement and the New Sub-Advisory Agreement to shareholders for their approval.

On July 11, 2005, members of the Board discussed with CAM management and certain Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding CAM’s business and its combination with Legg Mason’s business. The Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

At a meeting held on August 1, 2005, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or the Manager as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement and the New Sub-Advisory Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition, asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. To assist the Board in its consideration of the New Sub-Advisory Agreement, the Board received in advance of their meeting certain materials and information. Representatives of CAM and Legg Mason also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement and the New Sub-Advisory Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement and the New Sub-Advisory Agreement. The Independent Board Members also conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

30         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Board Approval of Management and Sub-Advisory Agreements (unaudited) (continued)

In their deliberations concerning the New Management Agreement and New Sub-Advisory Agreement, among other things, the Board Members considered:

(i) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(ii) that following the Transaction CAM will be part of an organization focused on the asset management business;

(iii) that Legg Mason is an experienced and respected asset management firm, and that Legg Mason has advised the Board Members that (a) it may wish to combine certain CAM operations with those of certain Legg Mason subsidiaries; (b) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board oversight and appropriate notice to shareholders, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (c) in the future, it may recommend that Legg Mason subsidiaries be appointed as the manager or sub-adviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(iv) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

(v) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager, including compliance services;

(vi) that Legg Mason has advised the Board that it has no present intention to alter the expense waivers and reimbursements currently in effect and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any “undue burden” on Fund shareholders under applicable provisions of the 1940 Act;

(viii) the assurances from Citigroup and Legg Mason that, for a three year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Fund as an investment product, and the potential benefits to Fund shareholders from this and other third-party distribution access;

(ix) the division of responsibilities between the Manager and the Sub-Adviser and the services provided by each of them, and the cost to the Manager of obtaining those services;

(x) the potential benefits to Fund shareholders from being part of a combined fund family with Legg Mason-sponsored funds;

(xi) that Citigroup and Legg Mason would derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report         31

Board Approval of Management and Sub-Advisory Agreements (unaudited) (continued)

(xii) the potential effects of regulatory restrictions on the Fund if Citigroup-affiliated broker-dealers remain principal underwriters of the Fund after the closing of the Transaction;

(xiii) the fact that the Fund’s total advisory and administrative fees will not increase by virtue of the New Management Agreement, but will remain the same;

(xiv) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

(xv) that the Fund would not bear the costs of obtaining shareholder approval of the New Management Agreement;

(xvi) that the Fund would avail itself of permissions granted under certain licensing arrangements between Citigroup and Legg Mason that would permit the Fund (including any share classes thereof) to maintain its current name, as well as all logos, trademarks and service marks, related to Citigroup or any of its affiliates for some agreed upon time period after the closing of the Transaction ; and

(xvii) that, within the past year the Board had initially approved the current management agreement as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Management Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, and fees and economies of scale as it did when it approved the current management agreement, and reached substantially the same conclusions.

In their deliberations concerning the New Sub-Advisory Agreement, among other things, the Board Members considered:

(i) the current responsibilities of the Sub-Adviser and the services currently provided by it;

(ii) that the Sub-Adviser is not part of the Transaction, and that the Transaction is expected to have no effect on the services to be provided by the Sub-Adviser or its ability to provide them;

(iii) the fact that the fees paid to the Sub-adviser (which are paid by the Manager and not the Fund) will not increase by virtue of the New Sub-Advisory Agreement, but will remain the same;

(iv) that, within the past year the Board had initially approved the current sub-advisory agreement as required by the 1940 Act. In that regard, the Board, in its deliberations concerning the New Sub-Advisory Agreement, considered the same factors regarding the nature, quality and extent of services provided, costs of services provided, and fees and economies of scale as it did when it approved the current sub-advisory agreement, and reached substantially the same conclusions.

(v) that the Fund would not bear the costs of obtaining shareholder approval of the New Sub-Advisory Agreement; and

(vi) the factors enumerated and/or discussed above in connection with the approval of the New Management Agreement, to the extent relevant.

32         Smith Barney Multiple Discipline Funds — All Cap and International Fund 2005 Semi-Annual Report

Smith Barney

Multiple Discipline Funds

All Cap and International Fund

DIRECTORS

Paul R. Ades

Dwight B. Crane

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Jerome H. Miller

Ken Miller

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Kaprel Ozsolak

Chief Financial Officer
and Treasurer

Alan J. Blake

Vice President and

Investment Officer

John G. Goode

Vice President and

Investment Officer

Peter J. Hable

Vice President and

Investment Officer

Richard A. Freeman

Vice President and

Investment Officer

Kirstin Mobyed

Vice President and

Investment Officer

Roger Paradiso

Vice President and
Investment Officer

OFFICERS (continued)

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and

Chief Compliance Officer

Steven Frank

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

INVESTMENT SUB-ADVISER (INTERNATIONAL SEGMENT)

Causeway Capital Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. — Smith Barney Multiple Discipline Funds — All Cap and International Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD03328 12/05	05-9405

Smith Barney Multiple Discipline Funds

All Cap and International Fund

The Fund is a separate series of the Smith Barney Investment Funds Inc., a Maryland corporation.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP AND INTERNATIONAL FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Investment Funds Inc.

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Investment Funds Inc.

Date: January 9, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer of Smith Barney Investment Funds Inc.

Date: January 9, 2006